ACCOUNTS AND NOTES RECEIVABLE - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net receivables derecognized	$ 84.8	$ 80.0
Pre-tax loss from sale of receivables	2.6	3.0
Payment to the Purchaser	1,136.5	1,013.5
Proceeds from transfers of receivables to the purchaser	1,142.0	1,001.1
Sale of receivables, deferred purchase price	37.3	45.0
Deferred purchase price receivable collection period	30 days
Cash inflows related to the deferred purchase price receivable	370.0	289.5
Gross receivables sold
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables sold	1,328.4	1,151.2
Net receivables sold
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables sold	1,151.4	1,011.3
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term trade notes receivable, net	157.8	146.0
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash investment purchaser allowed to have in transferors receivables	100.0
Payment to the Purchaser	0.6	0.5
Delinquencies and credit losses on receivables sold	$ 1.0	$ 1.4